Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Revenues	$ 3,569	$ 3,875	$ 3,683
Gross profit (loss)	776	822	360
Operating expenses	(2,578)	(1,358)	(9,165)
Operating loss	(1,802)	(536)	(8,805)
Other income	(57)	134	266
Loss before provision for income taxes and non-controlling interests	(1,859)	(402)	(8,539)
Income tax (expense) benefit	140	56	126
Net loss	(1,719)	(346)	(8,413)
Identifiable long-lived assets	46,802	48,697	50,651
Total assets	70,345	69,686	70,346
Corporate unallocated (note)
Segment information
Operating expenses	(854)	(986)	(1,322)
Operating loss	(854)	(986)	(1,322)
Other income	(1)	(2)	162
Loss before provision for income taxes and non-controlling interests	(855)	(988)	(1,160)
Net loss	(855)	(988)	(1,160)
Identifiable long-lived assets	1
Total assets	652	297	452
Operating Segments | LCD/LED products
Segment information
Operating expenses		(4)	(95)
Operating loss		(4)	(95)
Loss before provision for income taxes and non-controlling interests		(4)	(95)
Net loss		(4)	(95)
Identifiable long-lived assets		1	1
Total assets		201	205
Operating Segments | Money lending services
Segment information
Revenues	2,313	2,451	1,673
Gross profit (loss)	1,865	1,862	1,472
Operating expenses	(1,241)	2,165	(2,092)
Operating loss	624	2,027	(620)
Other income	10	30
Loss before provision for income taxes and non-controlling interests	634	2,057	(620)
Income tax (expense) benefit	(84)	(181)	(187)
Net loss	550	1,876	(807)
Identifiable long-lived assets	562	517	555
Total assets	22,157	14,466	12,986
Operating Segments | Property lease and management
Segment information
Revenues	1,069	1,106	1,068
Gross profit (loss)	(1,084)	(1,065)	(1,036)
Operating expenses	(452)	(497)	(576)
Operating loss	(1,536)	(1,562)	(1,612)
Other income	(65)	107	97
Loss before provision for income taxes and non-controlling interests	(1,601)	(1,455)	(1,515)
Income tax (expense) benefit	231	245	249
Net loss	(1,370)	(1,210)	(1,266)
Identifiable long-lived assets	46,203	48,127	50,018
Total assets	46,953	49,071	50,619
Operating Segments | Financial technology solutions and services
Segment information
Revenues	187	318	942
Gross profit (loss)	(5)	25	(76)
Operating expenses	(31)	(36)	(5,080)
Operating loss	(36)	(11)	(5,156)
Other income	(1)	(1)	7
Loss before provision for income taxes and non-controlling interests	(37)	(12)	(5,149)
Income tax (expense) benefit	(7)	(8)	64
Net loss	(44)	(20)	(5,085)
Identifiable long-lived assets	36	52	77
Total assets	$ 583	$ 5,651	$ 6,084